Basis of Preparation - Summary of Impact of Adoption of IFRS 15 on Statement of Financial Position and Statement of Income (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impact of adoption of IFRS 15 on financial statements [line items]
NET REVENUE	R$ 22,266	R$ 21,712	R$ 18,773
OPERATING COSTS	(17,677)	(17,488)	(14,430)
OPERATING EXPENSES	(1,743)	(1,330)	(1,474)
Share of (loss) profit, net, of subsidiaries and joint ventures	(104)	(252)	(302)
Remeasurement of previously held equity interest in subsidiaries acquired	(119)
Adjustment for impairment of Investments	(127)		(763)
Finance income (expenses), net	(518)	(996)	(1,437)
Income tax and social contribution tax	(599)	(644)	(33)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,379	R$ 1,002	R$ 334
Without adoption of IFRS 15 [member]
Disclosure of impact of adoption of IFRS 15 on financial statements [line items]
NET REVENUE	22,222
OPERATING COSTS	(17,677)
OPERATING EXPENSES	(1,699)
Share of (loss) profit, net, of subsidiaries and joint ventures	(104)
Remeasurement of previously held equity interest in subsidiaries acquired	(119)
Adjustment for impairment of Investments	(127)
Finance income (expenses), net	(518)
Income tax and social contribution tax	(599)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,379
Adjustments on adoption of IFRS 15 [member]
Disclosure of impact of adoption of IFRS 15 on financial statements [line items]
NET REVENUE	44
OPERATING EXPENSES	R$ (44)